Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Warrant derivatives	$ 19,877,723	$ 33,593
Long term contingent consideration	1,790,882	557,993
Contingent consideration	4,513,937	4,624,367
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives	19,877,723	33,593
Long term contingent consideration	1,614,882	557,933
Contingent consideration	4,513,937	4,624,367
Total liabilities at fair value	$ 26,006,542	$ 5,215,893